MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 1, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       MONEY MARKET OBLIGATIONS TRUST (the “Trust” or “Registrant”)

Federated California Municipal Cash Trust

Investment Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Federated Connecticut Municipal Cash Trust

Service Shares

Cash Series Shares

Federated Institutional Tax-Free Cash Trust

Institutional Shares

Premier Shares

Federated Florida Municipal Cash Trust

Wealth Shares

Cash II Shares

Cash Series Shares

Federated Georgia Municipal Cash Trust

Federated Massachusetts Municipal Cash Trust

Service Shares

Cash Series Shares

Federated Michigan Municipal Cash Trust

Wealth Shares

Service Shares

Federated Minnesota Municipal Cash Trust

Wealth Shares

Cash Series Shares

Federated New Jersey Municipal Cash Trust

Wealth Shares

Service Shares

Cash Series Shares

Federated New York Municipal Cash Trust

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Federated North Carolina Municipal Cash Trust

Federated Ohio Municipal Cash Trust

Wealth Shares

Service Shares

Cash II Shares

Federated Pennsylvania Municipal Cash Trust

Wealth Shares

Service Shares

Cash Series Shares

Federated Virginia Municipal Cash Trust

Wealth Shares

Service Shares

Cash Series Shares

(the “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 197 on February 27, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary